T. ROWE PRICE Diversified Mid-Cap Growth Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  4.4%
Diversified Telecommunication Services  0.4%
AST SpaceMobile (1)(2) 213,300 17,676
17,676
Entertainment  3.3%
Liberty Media Corp-Liberty Formula One, Class C (2) 130,100 11,061
Live Nation Entertainment (2) 262,425 40,022
ROBLOX, Class A (2) 963,000 54,467
Roku (2) 40,300 3,813
Take-Two Interactive Software (2) 73,203 14,458
TKO Group Holdings  90,125 18,174
141,995
Interactive Media & Services  0.7%
Reddit, Class A (2) 216,736 29,183
29,183
Total Communication Services 188,854
CONSUMER DISCRETIONARY  19.5%
Broadline Retail  0.9%
Coupang (2) 1,363,900 25,751
eBay  70,000 6,371
Ollie's Bargain Outlet Holdings (2) 58,200 5,357
37,479
Diversified Consumer Services  0.2%
Bright Horizons Family Solutions (2) 47,200 3,877
Service Corp. International  60,262 4,972
8,849
Hotels, Restaurants & Leisure  10.7%
Carnival  419,100 10,846
Cava Group (1)(2) 105,416 8,528
Churchill Downs  62,075 5,576
Darden Restaurants  194,637 38,157
Domino's Pizza  32,500 11,661
DraftKings, Class A (2) 200,280 4,330
Dutch Bros, Class A (2) 367,075 18,596
Expedia Group  186,250 43,003
Flutter Entertainment (1)(2) 36,550 3,726
Hilton Worldwide Holdings  308,790 93,897
Hyatt Hotels, Class A (1) 33,775 4,856

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Las Vegas Sands  367,200 19,785
Planet Fitness, Class A (2) 170,250 12,663
Royal Caribbean Cruises  388,650 106,949
Texas Roadhouse  87,700 14,483
Viking Holdings (2) 302,431 22,223
Wingstop  68,725 10,650
Yum! Brands  177,000 27,520
457,449
Household Durables  0.9%
SharkNinja (2) 82,300 8,716
Somnigroup International  311,900 23,056
TopBuild (1)(2) 16,970 5,961
37,733
Specialty Retail  5.3%
AutoZone (2) 1,821 6,151
Boot Barn Holdings (2) 36,500 5,342
Burlington Stores (2) 107,998 35,140
Carvana (2) 218,775 68,778
Chewy, Class A (2) 269,500 7,277
Ross Stores  146,400 31,715
Tractor Supply  769,300 34,849
Ulta Beauty (2) 29,595 15,470
Valvoline (2) 349,800 11,781
Wayfair, Class A (2) 42,500 3,196
Williams-Sonoma  30,300 5,525
225,224
Textiles, Apparel & Luxury Goods  1.5%
Amer Sports (2) 171,800 5,656
Birkenstock Holding (1)(2) 80,700 2,891
On Holding, Class A (2) 268,100 9,121
Ralph Lauren  41,100 14,138
Tapestry  232,600 32,822
64,628
Total Consumer Discretionary 831,362
CONSUMER STAPLES  2.2%
Beverages  0.3%
Celsius Holdings (2) 347,346 12,324
12,324
Consumer Staples Distribution & Retail  1.5%
BJ's Wholesale Club Holdings (2) 53,874 5,302
Casey's General Stores  13,289 9,673

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Dollar General  48,600 5,770
Performance Food Group (2) 56,225 4,816
Sprouts Farmers Market (2) 129,600 9,996
U.S. Foods Holding (2) 328,500 30,291
65,848
Food Products  0.2%
Freshpet (2) 62,075 3,660
McCormick, Non Voting Shares  82,000 4,136
7,796
Personal Care Products  0.2%
elf Beauty (2) 47,350 2,870
Estee Lauder, Class A  78,300 5,619
8,489
Total Consumer Staples 94,457
ENERGY  4.7%
Energy Equipment & Services  0.2%
TechnipFMC  114,600 7,922
7,922
Oil, Gas & Consumable Fuels  4.5%
Cameco  56,700 6,158
Cheniere Energy  137,800 39,102
Diamondback Energy  25,600 5,064
EQT  82,500 5,250
HF Sinclair  81,400 5,079
Ovintiv  120,700 7,165
Permian Resources, Class A  248,800 5,304
Targa Resources  330,189 82,788
Texas Pacific Land  66,200 31,416
Uranium Energy (2) 348,600 4,706
192,032
Total Energy 199,954
FINANCIALS  8.8%
Banks  0.2%
East West Bancorp  73,200 7,815
7,815
Capital Markets  5.8%
Ameriprise Financial  133,353 59,262
Ares Management, Class A  172,197 18,787
Bank of New York Mellon  206,700 24,521
Coinbase Global, Class A (2) 35,550 6,207

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $2,876 (2)(3)
(4) 205,404 3,492
Interactive Brokers Group, Class A  207,100 13,890
Invesco  253,300 6,153
Lazard  139,200 5,913
LPL Financial Holdings  130,485 39,254
MSCI  63,861 34,422
Robinhood Markets, Class A (2) 188,429 13,058
StepStone Group, Class A  62,800 2,997
Stifel Financial  51,750 3,825
TPG  101,720 4,121
Tradeweb Markets, Class A  87,001 10,236
246,138
Consumer Finance  0.1%
SLM  225,000 4,817
4,817
Financial Services  2.1%
Affirm Holdings (2) 239,475 10,973
Block (2) 351,550 21,156
Corpay (2) 114,233 33,241
Global Payments  55,600 3,742
Rocket, Class A (2) 323,200 4,605
Toast, Class A (2) 661,600 17,539
91,256
Insurance  0.6%
Allstate  17,250 3,577
Arthur J Gallagher  40,200 8,706
Globe Life  60,900 8,475
Hanover Insurance Group  29,575 5,127
25,885
Total Financials 375,911
HEALTH CARE  14.4%
Biotechnology  5.1%
Alnylam Pharmaceuticals (2) 185,314 61,315
Argenx, ADR (2) 11,817 8,629
Ascendis Pharma, ADR (2) 20,710 4,737
BeOne Medicines, ADR (2) 20,150 5,984
Insmed (2) 279,325 45,675
Ionis Pharmaceuticals (2) 221,400 16,625
Kymera Therapeutics (2) 103,300 8,604
Natera (2) 212,300 42,458

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Nuvalent, Class A (2) 44,300 4,538
Revolution Medicines (2) 65,625 6,382
Summit Therapeutics (1)(2) 160,550 3,044
United Therapeutics (2) 6,900 4,092
Vaxcyte (2) 104,900 6,096
218,179
Health Care Equipment & Supplies  3.4%
Dexcom (2) 506,000 31,777
Glaukos (2) 39,700 4,274
IDEXX Laboratories (2) 123,800 69,562
Insulet (2) 107,206 22,496
Medline, Class A (2) 93,500 4,161
ResMed  48,770 10,948
143,218
Health Care Providers & Services  4.3%
BrightSpring Health Services (2) 244,400 10,414
Cardinal Health  207,475 43,842
Cencora  285,250 89,608
Encompass Health  112,250 10,858
Guardant Health (2) 46,200 4,267
HealthEquity (2) 37,400 3,125
Quest Diagnostics  31,900 6,252
RadNet (2) 55,100 3,080
Tenet Healthcare (2) 62,000 11,700
183,146
Health Care Technology  0.9%
Doximity, Class A (2) 163,300 3,805
Veeva Systems, Class A (2) 158,320 27,811
Waystar Holding (1)(2) 237,800 5,733
37,349
Life Sciences Tools & Services  0.6%
Charles River Laboratories International (2) 20,700 3,571
Medpace Holdings (2) 34,800 16,711
Mettler-Toledo International (2) 2,860 3,607
Repligen (2) 28,604 3,370
27,259
Pharmaceuticals  0.1%
Elanco Animal Health (2) 199,800 4,781
4,781
Total Health Care 613,932

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  24.4%
Aerospace & Defense  8.6%
Axon Enterprise (2) 119,525 50,761
BWX Technologies  39,425 8,062
Carpenter Technology  14,100 5,557
Curtiss-Wright  11,400 7,765
FTAI Aviation  162,100 39,714
HEICO  159,415 43,712
Howmet Aerospace  604,800 139,382
Karman Holdings (1)(2) 113,600 9,094
Kratos Defense & Security Solutions (2) 47,600 3,356
Leonardo DRS  86,200 3,838
Loar Holdings (1)(2) 100,050 5,732
Rocket Lab (2) 645,950 41,483
StandardAero (2) 216,852 5,601
364,057
Air Freight & Logistics  0.1%
GXO Logistics (2) 75,300 3,904
3,904
Building Products  0.4%
AAON (1) 43,000 3,558
Lennox International  29,061 13,488
17,046
Commercial Services & Supplies  0.6%
GFL Environmental  73,675 3,074
Tetra Tech  184,900 5,569
Veralto  209,400 18,515
27,158
Construction & Engineering  4.1%
API Group (2) 101,150 4,099
Comfort Systems USA  53,678 74,021
Quanta Services  176,439 96,869
174,989
Electrical Equipment  4.2%
Bloom Energy, Class A (2) 31,900 4,322
Hubbell  22,250 10,919
Nextpower, Class A (2) 35,400 4,268
nVent Electric  62,700 7,416
Rockwell Automation  12,500 4,486
Vertiv Holdings, Class A  577,178 144,629

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Vicor (2) 23,300 3,751
179,791
Ground Transportation  0.3%
Old Dominion Freight Line  35,584 6,953
XPO (1)(2) 38,800 7,549
14,502
Machinery  1.1%
Esab  69,778 6,745
JBT Marel  47,600 6,086
Middleby (2) 42,100 5,582
Mueller Industries  53,900 5,972
RBC Bearings (2) 21,295 11,566
Symbotic (2) 84,300 4,485
Westinghouse Air Brake Technologies  27,100 6,772
47,208
Passenger Airlines  0.2%
United Airlines Holdings (2) 70,800 6,519
6,519
Professional Services  2.5%
Booz Allen Hamilton Holding  164,870 12,865
Broadridge Financial Solutions  127,339 20,690
CACI International, Class A (2) 7,425 4,038
Equifax  20,150 3,629
ExlService Holdings (2) 82,400 2,509
Paychex  70,375 6,483
Paylocity Holding (2) 60,848 6,574
UL Solutions, Class A (1) 242,100 20,750
Verisk Analytics  145,074 27,528
105,066
Trading Companies & Distributors  2.3%
Applied Industrial Technologies  22,500 5,970
Core & Main, Class A (2) 127,025 6,275
Fastenal  1,156,180 53,647
Ferguson Enterprises  48,025 11,202
W.W. Grainger  18,500 20,180
97,274
Total Industrials & Business Services 1,037,514
INFORMATION TECHNOLOGY  15.3%
Communications Equipment  0.3%
Lumentum Holdings (2) 8,800 6,184

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Viavi Solutions (2) 135,000 4,493
10,677
Electronic Equipment, Instruments & Components  1.6%
Badger Meter  18,175 2,769
Belden  65,400 7,510
CDW  47,603 5,761
Celestica (2) 38,500 10,845
Coherent (2) 27,100 6,455
Fabrinet (2) 11,700 6,102
TD SYNNEX  85,200 14,374
TE Connectivity  32,300 6,751
Teledyne Technologies (2) 7,968 4,821
Zebra Technologies, Class A (2) 17,450 3,648
69,036
IT Services  2.9%
Cloudflare, Class A (2) 442,395 91,284
DigitalOcean Holdings (1)(2) 80,200 6,879
GoDaddy, Class A (2) 113,000 9,342
MongoDB (2) 16,780 4,107
Okta (2) 107,175 8,436
Twilio, Class A (2) 31,925 4,017
124,065
Semiconductors & Semiconductor Equipment  3.9%
Astera Labs (2) 182,700 20,024
Credo Technology Group Holding (2) 39,200 3,680
Entegris  37,200 4,361
Impinj (2) 29,450 3,025
Lattice Semiconductor (2) 194,529 18,044
MACOM Technology Solutions Holdings (2) 26,850 5,963
Monolithic Power Systems  72,150 78,885
Onto Innovation (2) 30,725 6,301
Rambus (2) 61,900 5,325
SiTime (2) 13,800 4,766
Teradyne  21,900 6,492
Tower Semiconductor (2) 59,400 10,424
167,290
Software  6.0%
Appfolio, Class A (2) 31,550 4,979
Canva, Class B, Acquisition Date: 8/16/21 - 11/4/21,
Cost $1,936 (2)(3)(4) 1,136 1,700
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835 (2)(3)(4) 52,161 9,911

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Datadog, Class A (2) 384,596 45,402
Descartes Systems Group (2) 35,100 2,512
Dynatrace (2) 387,873 14,343
Elastic (2) 59,850 2,992
Fair Isaac (2) 28,471 30,394
Gen Digital  167,700 3,158
Guidewire Software (2) 100,300 15,001
HubSpot (2) 75,624 18,460
InterDigital (1) 32,300 9,755
JFrog (2) 69,600 3,266
Manhattan Associates (2) 42,425 5,648
Nutanix, Class A (2) 132,900 5,051
Pegasystems  72,500 3,086
Procore Technologies (2) 168,970 9,631
PTC (2) 32,734 4,664
Rubrik, Class A (2) 138,050 6,760
Samsara, Class A (2) 578,023 18,317
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (2)(3)(4) 117,787 569
Socure, Acquisition Date: 12/22/21, Cost $432 (2)(3)(4) 26,874 270
Tyler Technologies (2) 36,384 12,457
Zscaler (2) 186,451 26,157
254,483
Technology Hardware, Storage & Peripherals  0.6%
Everpure, Class A (2) 342,600 20,227
Seagate Technology Holdings  16,850 6,601
26,828
Total Information Technology 652,379
MATERIALS  1.1%
Chemicals  0.2%
Sensient Technologies  39,900 3,449
Solstice Advanced Materials  55,300 4,212
7,661
Containers & Packaging  0.1%
Packaging Corp. of America  19,600 4,160
4,160
Metals & Mining  0.7%
Anglogold Ashanti  68,000 6,621
Kinross Gold  327,400 9,992
MP Materials (1)(2) 70,100 3,383
Steel Dynamics  59,300 10,674
30,670

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.1%
Louisiana-Pacific  41,532 3,021
3,021
Total Materials 45,512
REAL ESTATE  1.6%
Health Care Real Estate Investment Trusts  0.1%
Ventas, REIT  76,300 6,240
6,240
Real Estate Management & Development  0.3%
CBRE Group, Class A (2) 81,800 11,081
11,081
Retail Real Estate Investment Trusts  0.6%
Simon Property Group, REIT  128,200 23,913
23,913
Specialized Real Estate Investment Trusts  0.6%
Iron Mountain, REIT  62,900 6,425
Lamar Advertising, Class A, REIT  147,470 18,678
25,103
Total Real Estate 66,337
UTILITIES  2.8%
Electric Utilities  1.1%
IDACORP  43,300 6,191
NRG Energy  268,650 39,260
45,451
Independent Power & Renewable Electricity
Producers  1.7%
Vistra  489,488 73,585
73,585
Total Utilities 119,036
Total Common Stocks (Cost $3,563,431) 4,225,248
CONVERTIBLE PREFERRED STOCKS  0.7%
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (2)(3)(4) 68 102
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (2)(3)(4) 3 5
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $1,552 (2)(3)(4) 108,447 20,605

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (2)
(3)(4) 13,101 2,489
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (2)
(3)(4) 30,282 5,754
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (2)
(3)(4) 79,458 87
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (2)(3)(4) 49,017 871
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $2,816 (2)(3)(4) 197,401 953
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (2)(3)
(4) 32,662 328
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (2)
(3)(4) 26,807 269
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (2)(3)(4) 485 5
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (2)(3)
(4) 62,133 624
Total Information Technology 32,092
Total Convertible Preferred Stocks (Cost $14,554) 32,092
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.71% (5)(6) 6,811,652 6,812
Total Short-Term Investments (Cost $6,812) 6,812
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.68% (5)(6) 17,370,350 17,370
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 17,370
Total Securities Lending Collateral (Cost $17,370) 17,370
Total Investments in Securities  100.5%
(Cost $3,602,167) $ 4,281,522
Other Assets Less Liabilities (0.5)% (22,201)
Net Assets 100.0% $ 4,259,321

T. ROWE PRICE Diversified Mid-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $48,034 and represents 1.1% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 19
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 19+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 6,881  ¤  ¤ $ 6,812
T. Rowe Price Treasury
Reserve Fund, 3.68% 31,584  ¤  ¤ 17,370
Total $ 24,182^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $19 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,182.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Diversified Mid-Cap Growth Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE Diversified Mid-Cap Growth Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,209,306 $ — $ 15,942 $ 4,225,248
Convertible Preferred Stocks — — 32,092 32,092
Short-Term Investments 6,812 — — 6,812
Securities Lending Collateral 17,370 — — 17,370
Total $ 4,233,488 $ — $ 48,034 $ 4,281,522

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(213,000) for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F149-054Q1 03/26
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 15,986 $ 145 $ (189) $ 15,942
Convertible Preferred Stocks 33,246 (374) (780) 32,092
Total $ 49,232 $ (229) $ (969) $ 48,034